EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY [Abstract]
EQUITY
NOTE 8:-	EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock Option Plans:

The Company adopted ASC 718 (formerly SFAS 123(R)) using the modified prospective transition method, which requires the application of the accounting standard starting from January 1, 2006, the first day of the Company's fiscal year 2006. Under that transition method, compensation cost recognized in the years ended December 31, 2011, 2010 and 2009 includes compensation cost for all stock-based payments granted subsequent to January 1, 2006, based on the grant-date fair value estimated in accordance with the provisions of ASC 718.

The Company recognizes compensation expenses based on the straight line method over the requisite service period of each of the awards.

Description of Plans

The Company has four stock option plans, the 1995 and the 2003 Stock Option and Incentive Plans and the 2005 and 2008 Stock Incentive Plans (the "Plans"). The 1995 Plan was amended in 1997, 1998 and 1999, and expired although there are still options outstanding under this plan. Under the 2003 Plan, options may be granted to employees, officers, directors and consultants of the Company.

In 2005, the Company's shareholders approved two increases in the number of options available for grant under the 2003 Plan for an aggregate of 4,635,000 shares to a total of 6,135,000 shares available for future grants. As of December 31, 2011, an aggregate of 77,420 shares of the Company are still available for future grants under the 2003 Plan.

The exercise price per share under the 1995 Plan was not less than the market price of an Ordinary share at the date of grant. The exercise price per share under the 2003 Plan is the higher of (i) $ 5.00 per share; and (ii) the market value of the shares as of the date of the option grant, unless otherwise provided in the stock option agreement.

In December 2005, the Company's shareholders approved the adoption of a new plan, the 2005 Plan with 1,500,000 shares or stock options available for grant. This Plan is designed to enable the Company's Board of Directors to determine various forms of incentives for all forms of service providers and, when necessary, adopt a sub-plan in order to grant specific incentives. Among the incentives that may be adopted are share options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. In October 2008, the Company's Board of Directors approved the adoption of a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. As of December 31, 2011, the Company granted 50,000 performance based options under the 2005 Plan, based on attaining sales target conditions, which are outstanding as of December 31, 2011 and 2010. As of December 31, 2011, the Company did not record any expenses relating to these options since achievement of the sales target is not expected.

As of December 31, 2011, an aggregate of 58,939 shares of the Company are still available for future grants under the 2005 Plan.

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of a new plan, the 2008 Plan with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are share options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. In October 2010 the Company's Board of Directors approved an increase in the number of shares or stock options available for grant under the 2008 Plan for 1,000,000 shares to a total of 2,000,000 shares available for future grants. As of December 31, 2011, an aggregate of 283,188 shares of the Company are still available for future grants under the 2008 Plan.

Options granted under the Plans above generally vest quarterly over two to four years. The options expire six, seven or ten years from the date of grant. Any options, which are forfeited or canceled before expiration, become available for future grants.

Valuation Assumptions

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements.

The expected option term represents the period that the Company's stock options are expected to be outstanding and are based on historical incidence of exercise of options. The expected term of options granted is based upon historical experience complying with SAB 110. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Options granted to Employees and Non-employees

The fair value of the Company's stock options granted to employees for the years ended December 31, 2011, 2010 and 2009 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2011	2010	*) 2009

Risk free interest	0.99%	1.70%	-
Dividend yields	0%	0%	-
Volatility	44%	45%	-
Expected term (in years)	5	4.75	-

*)       No options were granted during the year ended December 31, 2009.

No options were granted to non-employees during the years ended December 31, 2011 and 2009. The fair value of the Company's stock options granted to non-employees as of December 31, 2011 was estimated using the following weighted average assumptions: risk free interest of 1.16%. dividend yield of 0%, volatility of 44% and expected term of 5.3 years.

A summary of employee option balances under the Plans as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	4,204,114	$6.5	4.6	$610
Granted	900,000	$4.2
Exercised	-
Expired	(37,937)	$82.1
Forfeited	(69,739)	$8.2

Outstanding at December 31, 2011	4,996,438	$4.5	4.0	$28

Exercisable at December 31, 2011	4,030,521	$5.8	3.6	$-

Vested and expected to vest at December 31, 2011	4,889,438	$5.5	4.0	$26

A summary of employee option balances under the Plans as of December 31, 2010 and 2009 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,187,555	$6.8	4,293,624	$7.2
Granted	60,000	$4.8	-	-
Exercised	(3,000)	$5.3	-	-
Expired	(592)	$1,113.3	(1,167)	$1,050.1
Forfeited	(39,849)	$14.5	(104,902)	$14.2

Options outstanding at end of year	4,204,114	$6.5	4,187,555	$6.8

Options exercisable at end of year	3,903,132	$6.6	3,691,382	$7.0

A summary of non-employee option balances under the Plans as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	365,000	$6.0	6.3	$-
Granted	-
Exercised	-
Expired	-
Forfeited	-

Outstanding at December 31, 2011	365,000	$6.0	5.3	$-

Exercisable at December 31, 2011	178,188	$6.0	5.3	$-

Vested and expected to vest at December 31, 2011	187,863	$6.0	5.3	$-

A summary of non-employee option balances under the Plans as of December 31, 2010 and 2009 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	-		-
Granted	365,000	$6.0	-
Exercised	-		-
Expired	-		-
Forfeited	-		-

Options outstanding at end of year	365,000	$6.0	-	-

Options exercisable at end of year	54,728	$6.0	-	-

No options were granted to non-employees during the year ended December 31, 2009.

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2011 and 2010 was $ 1.46 and $ 1.93, respectively. The weighted-average grant-date fair value of options granted to non-employees during the year ended December 31, 2010 was $ 2.82. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. These amounts changes based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the years ended December 31, 2011, 2010 and 2009 was approximately nil, $ 1 and nil, respectively.

Total grant-date fair value of options and RSUs granted to employees that vested during the years ended December 31, 2011, 2010 and 2009 was approximately $ 1,713, $ 1,444 and $ 861, respectively.

Total grant-date fair value of options and RSUs granted to consultants that vested during the years ended December 31, 2011, 2010 and 2009 was approximately $ 371, $ 179 and $ 8, respectively.

The outstanding and exercisable options granted to employees under the Company's Stock Option Plans as of December 31, 2011, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2011	life (years)	Price	2011	options

$3.88 - 5.77	4,477,850	4.2	$5.2	3,561,933	$5.4
$5.97 - 8.11	509,650	2.9	$7.2	459,650	$7.1

$9.2 - 79	8,938	0.2	$77.6	8,938	$77.6

	4,996,438	4.0	$5.5	4,030,521	$5.8

The outstanding and exercisable options granted to non-employees under the Company's Stock Option Plans as of December 31, 2011, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2011	life (years)	Price	2011	options

$5.65-6.15	365,000	5.3	$6.0	178,188	$6.0

Restricted Share Units ("RSUs") granted to Employees and Non-employees

The fair value of RSUs is estimated based on the market value of the Company's stock on the date of the award.

During 2011, 2010 and 2009, the Company granted 132,000, 597,000 and 65,000 RSUs, respectively. The entitlement to these RSUs vests over a four-year period (15%, 25%, 30% and 30% each year, respectively) in quarterly batches. The following table summarizes information regarding the number of RSUs issued and outstanding as of December 31, 2011, 2010 and 2009 and changes during the years ended on those dates:

Employees:

	Year ended December 31,
	2011		2010		2009
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	1,326,433	$3.8	1,225,025	$3.2	1,455,000	$2.7
Granted	132,000	$4.2	567,000	$5.5	65,000	$3.3
Vested	(473,973)	$3.3	(417,029)	$2.9	(220,724)	$2.7
Forfeited	(138,313)	$4.0	(48,563)	$2.7	(74,251)	$2.7

RSUs outstanding at the end of the year	846,147	$4.2	1,326,433	$3.8	1,225,025	$2.7

Non-employees:

	Year ended December 31,
	2011		2010		2009
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	42,000	$4.5	17,000	$2.7	20,000	$2.7
Granted	-	$-	30,000	$5.2	-	$-
Vested	(9,750)	$3.6	(5,000)	$2.7	(3,000)	$2.7
Forfeited	-	$-	-	$-	-	$-

RSUs outstanding at the end of the year	32,250	$4.7	42,000	$4.5	17,000	$2.7

Additional Stock-based Compensation Data

As of December 31, 2011, there was approximately $ 4,514 of total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to employees under the Plans and approximately $ 138 of total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to non-employees under the Plans. The cost related to employees and non-employees are expected to be recognized over a weighted-average period of 1.5 years each.

c.
In October 2011, the Company granted 400,000 stock options to its Chief Executive Officer ("CEO") elect (such service commencing at January 1, 2012) at an exercise price of $ 3.88 per share. These options vest over a four-year period (15%, 25%, 30% and 30% each year, respectively) in quarterly batches. The fair value of these options was estimated at $ 580, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 2.38 years. These grants are included in the above table.

In December 2011, the Company granted 500,000 stock options to its Chairman of the Board of Directors and CEO (as of January 1, 2012 he ceased to be CEO) and the other members of the Board of Directors at an exercise price of $ 4.5425 per share. These options vest ratably, each quarter, over a three-year period. The fair value of these options was estimated at $ 656, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 1.42 years. These grants are included in the above tables.

d.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation. The Company does not expect to pay cash dividends in the foreseeable future.

2.	Pursuant to the terms of a credit line from a bank (see also Note 12), the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.